1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies And Organization Details 2
Net Operating Loss Carryforward	$ 2,415,595	$ 2,029,742
Valuation allowance	(2,415,595)	(2,029,742)
Net deferred tax asset	0	0
Net deferred tax liability	$ 0	$ 0